Stock-Based Payments - Stock Options (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Unrecognized compensation costs	$ 12,100,000		$ 12,800,000
Granted and outstanding (in shares)	951,300		2,417,600
Period in which compensation costs will be recognized	3 years 1 month 6 days		2 years 11 months 19 days
Intrinsic value of the exercised option	$ 100,000	$ 100,000	$ 100,000	$ 800,000	$ 200,000
Proceeds from exercise of stock options	1,000		$ 200,000	1,100,000	200,000
Performance-based stock options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Additional stock-based compensation expense recorded related to achievement of certain performance-based milestones				400,000	$ 400,000
Unrecognized compensation costs				$ 0
Granted and outstanding (in shares)			0
Performance-based stock options | Advisor
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Unrecognized compensation costs	$ 300,000		$ 300,000
Granted and outstanding (in shares)	75,000		75,000
Period in which compensation costs will be recognized	4 years 6 months		4 years 8 months 12 days
Stock Option | 2016 Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting period	4 years		4 years
Award expiration period	3 years		3 years
Stock Option | 2016 Plan | Cliff Vesting
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting (as a percent)	25.00%		25.00%
Stock Option | 2016 Plan | Graded Vesting
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting period	10 years		10 years
Vesting (as a percent)	75.00%		75.00%
Restricted Stock Units
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Unrecognized compensation costs	$ 13,900,000		$ 12,000,000
Period in which compensation costs will be recognized	2 years 10 months 24 days		2 years 25 days
Vesting period	4 years		4 years
Vesting (as a percent)	25.00%		25.00%